Stockholders' Equity - Stock Activity (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Jan. 31, 2016 USD ($) $ / shares shares
Shares available for grant
Shares Available for Grant, Balance	30,789,538
Shares Available for Grant, Options granted under all plans	(7,119,327)
Shares Available for Grant, Exercised	0
Shares Available for Grant, Expired	(1,791,011)
Shares Available for Grant, Cancelled	2,129,903
Shares Available for Grant, Balance	46,879,908
Outstanding Stock Options
Outstanding Stock Options, Balance	29,458,361
Outstanding Stock Options	7,119,327
Outstanding Stock Options, Exercised	(8,188,987)
Outstanding Stock Options, Plan shares expired	0
Outstanding Stock Options, Cancelled	(2,129,903)
Outstanding Stock Options, Balance	26,258,798
Outstanding Stock Options, Vested or expected to vest	23,956,184
Outstanding Stock Options, Exercisable	9,763,563
Options Outstanding Weighted-Average Exercise Price
Weighted- Average Exercise Price, Balance | $ / shares	$ 44.36
Weighted- Average Exercise Price, Options | $ / shares	78.85
Weighted- Average Exercise Price, Exercised | $ / shares	35.53
Weighted- Average Exercise Price, Cancelled | $ / shares	46.87
Weighted- Average Exercise Price, Expired | $ / shares	0.00
Weighted- Average Exercise Price, Balance | $ / shares	56.26
Weighted- Average Exercise Price, Vested or expected to vest | $ / shares	54.97
Weighted- Average Exercise Price, Exercisable | $ / shares	$ 41.99
Aggregate Intrinsic Value
Weighted- Average Exercise Price, Balance | $	$ 386,893,769
Weighted- Average Exercise Price, Vested or expected to vest | $	375,375,548
Weighted- Average Exercise Price, Exercisable | $	$ 254,557,559
Restricted stock activity
Shares available for grant
Shares Available for Grant, Restricted stock activity	(15,905,661)
Outstanding Stock Options
Outstanding Stock Options	0
Options Outstanding Weighted-Average Exercise Price
Weighted- Average Exercise Price, Options | $ / shares	$ 0.00
Performance restricted stock units
Shares available for grant
Shares Available for Grant, Restricted stock activity	(411,471)
Outstanding Stock Options
Outstanding Stock Options	0
Options Outstanding Weighted-Average Exercise Price
Weighted- Average Exercise Price, Options | $ / shares	$ 0.00
Stock grants to board and advisory board members
Shares available for grant
Shares Available for Grant, Stock grants to board and advisory board members	(192,298)
Outstanding Stock Options
Outstanding Stock Options	0
Options Outstanding Weighted-Average Exercise Price
Weighted- Average Exercise Price, Options | $ / shares	$ 0.00
2013 Equity Incentive Plan
Shares available for grant
Shares Available for Grant, Increase in shares authorized	39,148,364
Shares Available for Grant, Balance	46,233,360
Outstanding Stock Options
Outstanding Stock Options, Increase in shares authorized	0
Options Outstanding Weighted-Average Exercise Price
Weighted- Average Exercise Price, Options | $ / shares	$ 0.00
2014 Inducement Equity Incentive Plan
Shares available for grant
Shares Available for Grant, Increase in shares authorized	231,871
Shares Available for Grant, Balance	646,548
Outstanding Stock Options
Outstanding Stock Options, Increase in shares authorized	0
Options Outstanding Weighted-Average Exercise Price
Weighted- Average Exercise Price, Options | $ / shares	$ 0.00